Financial Assets at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2024
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Schedule of Financial Assets at Fair Value Through Profit or Loss
	June 30, 2024	December 31, 2023
Current items:
Financial assets mandatorily measured at fair value through profit or loss
Investment in a rent-a-captive company	$1,544,045	$995,101